PROVISIONS, CONTINGENCIES AND COMMITMENTS - Summary PPA Renewable Energy (Details) $ in Millions		12 Months Ended
	Dec. 31, 2025 USD ($) contract	Dec. 31, 2025 USD ($) contract	Dec. 31, 2024 USD ($)
Disclosure of other provisions [line items]
Commitments related to purchases of raw materials and energy	$ 17,115	$ 17,115	$ 10,082
Brazil
Disclosure of other provisions [line items]
Number of contracts | contract	11	11
Average contract duration (in years)		11 years
Commitments related to purchases of raw materials and energy	$ 2,802	$ 2,802
Brazil | Casa dos Ventos
Disclosure of other provisions [line items]
Average contract duration (in years)	23 years
Potential purchase commitment	$ 273	$ 273
Brazil | Acindar and Generación Eléctrica Argentina Renovable I S.A. ("GEAR I")
Disclosure of other provisions [line items]
Average contract duration (in years)		25 years
Potential purchase commitment	$ 588	$ 588
Europe
Disclosure of other provisions [line items]
Number of contracts | contract	3	3
Average contract duration (in years)		5 years
Commitments related to purchases of raw materials and energy	$ 66	$ 66